UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04700

                                   The Gabelli Equity Trust Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                     Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Equity Trust Inc.

Third Quarter Report — September 30, 2018

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA Chief Investment Officer	Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Kevin V. Dreyer Co-Chief Investment Officer BSE, University of Pennsylvania MBA, Columbia Business School	Robert D. Leininger, CFA Portfolio Manager BA, Amherst College MBA, Wharton School, University of Pennsylvania	Daniel M. Miller Managing Director, GAMCO Investors BS, University of Miami	Jennie Tsai Portfolio Manager BS, University of Virginia MBA, Columbia Business School

To Our Shareholders,

For the quarter ended September 30, 2018, the net asset value (NAV) total return of The Gabelli Equity Trust Inc. (the Fund) was 6.5%, compared with total returns of 7.7% and 9.6% for the Standard & Poor’s (S&P) 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund’s publicly traded shares was 5.9%. The Fund’s NAV per share was $6.52, while the price of the publicly traded shares closed at $6.48 on the New York Stock Exchange (NYSE). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2018.

Comparative Results

Average Annual Returns through September 30, 2018 (a) (Unaudited)
	Quarter	1 Year	5 Year	10 Year	15 Year	20 Year	25 Year	Since Inception (08/21/86)
Gabelli Equity Trust
NAV Total Return (b)	6.54%	13.76%	10.69%	12.59%	11.42%	10.00%	10.13%	11.05%
Investment Total Return (c)	5.89	10.61	10.53	11.22	10.89	9.72	9.73	10.75
S&P 500 Index	7.71	17.91	13.95	11.97	9.65	7.42	9.81	10.38(d)
Dow Jones Industrial Average	9.60	20.71	14.51	12.17	9.95	8.78	10.91	11.39(d)
Nasdaq Composite Index	7.41	25.16	17.34	15.12	11.11	8.53	10.24	10.24(e)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net assets value changes versus funds that don’t employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains and are net of expenses. Since inception return is based on an initial NAV of $9.34.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains. Since inception return is based on an initial offering price of $10.00.

(d)	From August 31, 1986, the date closest to the Fund’s inception for which data are available.

(e)	From September 30, 1986, the date closest to the Fund’s inception for which data are available.

The Gabelli Equity Trust Inc.

Portfolio Changes — Quarter Ended September 30, 2018 (Unaudited)

	Shares	Ownership at September 30, 2018

NET PURCHASES
Common Stocks
ACADIA Pharmaceuticals Inc.	1,000	9,500
Achaogen Inc.	191,000	191,000
Acorda Therapeutics Inc.	5,000	5,000
Acuity Brands Inc.	500	7,500
Akorn Inc.	1,500	7,500
Alnylam Pharmaceuticals Inc.	500	500
AmerisourceBergen Corp.	9,100	23,200
Ampco-Pittsburgh Corp.	3,227	163,227
AngioDynamics Inc.	1,000	1,000
Avon Products Inc.	50,000	160,000
Axalta Coating Systems Ltd.	1,000	20,000
Bausch Health Cos. Inc.(a)	5,000	5,000
Bed Bath & Beyond Inc.	1,000	25,000
Citigroup Inc.	2,000	99,000
Clear Channel Outdoor Holdings Inc., Cl. A	20,035	180,035
Clovis Oncology Inc.	1,500	6,900
Comcast Corp., Cl. A	5,000	165,000
ConforMIS Inc.	10,000	59,056
Cutera Inc.	3,500	10,400
Delphi Technologies plc	20,758	35,758
Diebold Nixdorf Inc.	60,000	367,290
Discovery Inc., Cl. C	55,000	309,800
DISH Network Corp., Cl. A	7,500	159,900
DowDuPont Inc.	3,000	82,000
ElectroCore LLC	2,000	2,000
Entercom Communications Corp., Cl. A	50,000	430,000
Evolus Inc.	4,000	4,000
Forum Energy Technologies Inc.	5,000	20,000
GAM Holding AG.	20,000	20,000
GCI Liberty Inc., Cl. A	2,000	83,935
General Electric Co.	5,000	409,000
GNC Holdings Inc., Cl. A	25,000	30,000
Gogo Inc.	94,300	368,000
Griffon Corp.	3,500	79,942
Groupon Inc.	150,000	150,000
Henry Schein Inc.	2,000	62,500
I3 Verticals Inc., Cl. A	4,800	5,000
Intelsat SA	19,000	19,000
Internap Corp.	7,500	75,875
Keurig Dr Pepper Inc.(b)	102,400	102,400
KLX Energy Services Holdings Inc.(c)	25,200	25,200
Lannett Co. Inc.	20,823	28,323
Lennar Corp., Cl. A	5,000	37,500
Liberty Media Corp.-Liberty Braves, Cl. C	4,000	95,758
Macquarie Infrastructure Corp.	3,000	93,000
Marinus Pharmaceuticals Inc.	5,000	5,000
Marriott Vacations Worldwide Corp.(d)	3,300	3,300
Meredith Corp.	1,000	82,700
MGM Resorts International	30,000	145,000
Modern Times Group MTG AB, Cl. B(e)	1,419	1,419

	Shares	Ownership at September 30, 2018

Nabriva Therapeutics plc	17,559	17,559
Naspers Ltd., Cl. N	2,000	3,000
Natus Medical Inc.	697	3,000
Nevro Corp.	11,000	12,000
NextEra Energy Partners LP	2,000	7,000
Nilfisk Holding A/S	4,000	4,000
Orthofix Medical Inc.(f)	2,000	2,000
Patterson Cos. Inc.	1,000	8,500
Patterson-UTI Energy Inc.	35,000	101,000
PetIQ Inc.	17,400	17,400
PetMed Express Inc.	3,000	5,300
Puma Biotechnology Inc.	3,500	3,500
Remy Cointreau SA	1,500	41,500
Royce Value Trust Inc.	15,000	45,000
RPC Inc.	42,680	98,485
Sangamo Therapeutics Inc.	3,000	3,000
ServiceMaster Global Holdings Inc.	2,000	25,000
Sol-Gel Technologies Ltd.	500	500
State Street Corp.	2,000	126,100
Terex Corp.	3,000	7,000
TESARO Inc.	3,500	8,300
Textron Inc.	400	61,400
The Blackstone Group LP	23,000	23,000
The Hain Celestial Group Inc.	75,000	107,000
TimkenSteel Corp.	23,948	198,948
Tribune Media Co., Cl. A	14,000	34,000
Twenty-First Century Fox Inc., Cl. B	2,000	402,000
Varian Medical Systems Inc.	1,500	1,500
Vivendi SA	8,000	238,000
Weatherford International plc	150,000	497,300
Weight Watchers International Inc.	4,000	4,000
Zosano Pharma Corp.	5,000	21,297

NET SALES
Common Stocks
Altaba Inc.	(8,000)	122,000
Altice USA Inc., Cl. A	(10,000)	15,000
American Express Co.	(10,000)	352,000
AMETEK Inc.	(5,000)	408,000
Armstrong Flooring Inc.	(19,000)	31,000
Astec Industries Inc.	(7,000)	-
AutoNation Inc.	(5,000)	90,300
BioScrip Inc.	(428,566)	3,695,405
Cable One Inc.	(400)	200
Casey’s General Stores Inc.	(5,000)	5,000
CenturyLink Inc.	(10,000)	35,250
Charter Communications Inc., Cl. A	(3,000)	29,358
Cincinnati Bell Inc.	(7,000)	93,000
Corning Inc.	(20,000)	290,000
Curtiss-Wright Corp.	(9,500)	224,800
CVS Health Corp.	(20,000)	104,000

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Portfolio Changes (Continued) — Quarter Ended September 30, 2018 (Unaudited)

	Shares	Ownership at September 30, 2018

Denny’s Corp.	(9,000)	-
Diageo plc, ADR	(1,000)	132,000
Donnelley Financial Solutions, Inc.	(17,000)	33,000
Dr Pepper Snapple Group Inc.(b)	(112,400)	-
Dycom Industries Inc.	(5,000)	-
Evergy Inc.	(15,000)	110,000
Financial Engines Inc.	(11,000)	-
Hertz Global Holdings Inc.	(80,000)	220,000
Hewlett Packard Enterprise Co.	(31,500)	250,000
Honeywell International Inc.	(10,000)	303,000
IDEX Corp.	(2,500)	210,500
ILG Inc.(d)	(20,000)	-
KLX Inc.(c)	(10,000)	15,500
Liberty Media Corp.- Liberty Formula One, Cl. A	(5,000)	79,250
Liq Participacoes SA	(4)	2,000
Macy’s Inc.	(9,000)	302,000
Maple Leaf Foods Inc.	(20,000)	20,000
Mastercard Inc., Cl. A	(3,000)	255,000
Mueller Water Products Inc., Cl. A	(4,000)	218,000
News Corp., Cl. B	(15,000)	100,600
NuVasive Inc.	(27,500)	7,000
Oi SA, ADR.	(6,000)	16,000
O’Reilly Automotive Inc.	(500)	79,000
Orthofix International NV(f)	(2,000)	-
Pandora Media Inc.	(27,300)	173,600
Post Holdings Inc.	(5,000)	31,000
Qurate Retail Inc.	(3,400)	253,265
Rollins Inc.	(33,400)	1,284,600
Rolls-Royce Holdings plc, Cl. C	(85,839,000)	-
Rowan Companies plc, Cl. A	(5,000)	115,000
Ryman Hospitality Properties Inc., REIT	(20,000)	168,800
Sensient Technologies Corp.	(2,000)	165,800

	Shares	Ownership at September 30, 2018

Sinclair Broadcast Group Inc., Cl. A	(33,700)	-
Synchrony Financial	(10,000)	-
Tandem Diabetes Care Inc.	(12,500)	8,135
Tenneco Inc., Cl. A	(20,000)	42,013
Texas Instruments Inc.	(2,000)	236,000
The Cheesecake Factory Inc.	(1,000)	16,000
The Interpublic Group of Companies Inc.	(5,000)	280,000
United Natural Foods Inc.	(4,000)	9,000
UnitedHealth Group Inc.	(500)	54,000
Valeant Pharmaceuticals International Inc.(a)	(4,000)	-
Valvoline Inc.	(5,000)	20,000
VeriFone Systems Inc.	(15,000)	-
Visteon Corp.	(2,000)	12,000
Rights
Royce Value Trust Inc., expire 07/05/2018	(30,000)	-

(a)	Name and identifier change from Valeant Pharmaceuticals International Inc. (91911K102) to Bausch Health Cos. Inc. (07134107). 1,000 shares were purchased after the name and identifier change.
(b)

Name and identifier change from Dr Pepper Snapple Group Inc. (26138E109) to Keurig Dr Pepper Inc.(49271V100) with special cash distribution rate of USD 103.75. 10,000 shares were sold after the name and identifier change.

(c)	Spin-off - 2 new KLX Energy Services Holdings Inc. (48253L106) shares for every 5 shares of KLX Inc.(482539103) held. 15,000 shares were purchased after the spin-off.
(d)	Merger - 0.165 Marriott Vacations Worldwide Corp.(57164Y107) shares plus cash dividend of $14.75 for every 1 share of ILG Inc.(44967H101) held.
(e)	Spin-off - 1 new Modern Times Group MTG AB, CL.B (B151P43) share for every 21 shares of Kinnevik AB, CL.A (BD6S7D0) held.
(f)	Name and identifier change from Orthofix International NV (2644547) to Orthofix Medical Inc.(68752M108).

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 96.4%
	Food and Beverage — 10.7%
3,000	Ajinomoto Co. Inc.	$51,501
105,200	Brown-Forman Corp., Cl. A	5,344,160
49,300	Brown-Forman Corp., Cl. B	2,492,115
63,800	Campbell Soup Co.	2,336,994
65,000	Chr. Hansen Holding A/S	6,598,266
15,000	Coca-Cola European Partners plc	682,050
145,000	Conagra Brands Inc.	4,925,650
30,000	Constellation Brands Inc., Cl. A	6,468,600
18,000	Crimson Wine Group Ltd.†	161,100
201,500	Danone SA	15,604,558
1,277,600	Davide Campari-Milano SpA	10,880,419
132,000	Diageo plc, ADR	18,700,440
80,000	Flowers Foods Inc	1,492,800
76,200	Fomento Economico Mexicano SAB de CV, ADR	7,541,514
40,000	General Mills Inc.	1,716,800
1,848,400	Grupo Bimbo SAB de CV, Cl. A	3,933,060
41,300	Heineken NV	3,872,549
8,000	Hostess Brands Inc.†	88,560
11,000	Ingredion Inc.	1,154,560
105,000	ITO EN Ltd.	4,657,631
27,000	Kellogg Co.	1,890,540
64,000	Kerry Group plc, Cl. A	7,062,894
102,400	Keurig Dr Pepper Inc.	2,372,608
56,666	Lamb Weston Holdings Inc.	3,773,956
9,700	LVMH Moet Hennessy Louis Vuitton SE	3,430,459
20,000	Maple Leaf Foods Inc.	480,935
26,000	Molson Coors Brewing Co., Cl. B	1,599,000
365,000	Mondelēz International Inc., Cl. A	15,680,400
14,000	Morinaga Milk Industry Co. Ltd.	380,127
41,000	Nestlé SA	3,418,198
160,000	PepsiCo Inc.	17,888,000
39,200	Pernod Ricard SA	6,431,005
31,000	Post Holdings Inc.†	3,039,240
41,500	Remy Cointreau SA	5,406,193
99,600	The Coca-Cola Co.	4,600,524
107,000	The Hain Celestial Group Inc.†	2,901,840
19,500	The J.M. Smucker Co.	2,000,895
85,000	The Kraft Heinz Co.	4,684,350
134,930	Tootsie Roll Industries Inc.	3,946,703
48,000	Tyson Foods Inc., Cl. A.	2,857,440
341,000	Yakult Honsha Co. Ltd.	27,941,472

		220,490,106

	Financial Services — 9.3%
352,000	American Express Co.(a)	37,484,480
25,000	American International Group Inc.	1,331,000
16,698	Argo Group International Holdings Ltd.	1,052,809
72,000	Banco Santander SA, ADR	360,000
41,000	Bank of America Corp.	1,207,860
114	Berkshire Hathaway Inc., Cl. A†	36,480,006

Shares		Market Value

11,000	CIT Group Inc.	$567,710
99,000	Citigroup Inc.	7,102,260
9,000	Cullen/Frost Bankers Inc.	939,960
30,000	Deutsche Bank AG	340,800
30,000	Fidelity National Financial Inc.	1,180,500
20,000	GAM Holding AG	142,042
63,000	H&R Block Inc.	1,622,250
5,000	I3 Verticals Inc., Cl. A†	114,900
40,000	Interactive Brokers Group Inc., Cl. A	2,212,400
100,000	Janus Henderson Group plc	2,696,000
88,000	Jefferies Financial Group Inc.	1,932,480
61,400	JPMorgan Chase & Co.	6,928,376
29,800	Kinnevik AB, Cl. A	917,062
145,000	Legg Mason Inc.	4,528,350
14,000	Loews Corp.	703,220
100,000	Marsh & McLennan Companies Inc.	8,272,000
9,000	Moody’s Corp.	1,504,800
60,000	Och-Ziff Capital Management Group LLC, Cl. A	88,800
20,000	PayPal Holdings Inc.†	1,756,800
75,300	S&P Global Inc.	14,712,867
126,100	State Street Corp.	10,564,658
17,000	SunTrust Banks Inc.	1,135,430
102,400	T. Rowe Price Group Inc.	11,180,032
212,500	The Bank of New York Mellon Corp.	10,835,375
23,000	The Blackstone Group LP	875,840
20,000	The Charles Schwab Corp.	983,000
12,300	The Dun & Bradstreet Corp.	1,752,873
10,000	The PNC Financial Services Group Inc.	1,361,900
3,000	TransUnion	220,740
13,000	W. R. Berkley Corp.	1,039,090
170,000	Waddell & Reed Financial Inc., Cl. A	3,600,600
230,000	Wells Fargo & Co.	12,088,800

		191,818,070

	Equipment and Supplies — 6.3%
408,000	AMETEK Inc.	32,280,960
7,000	Amphenol Corp., Cl. A	658,140
109,000	CIRCOR International Inc.	5,177,500
325,800	Donaldson Co. Inc.	18,981,108
222,000	Flowserve Corp.	12,141,180
37,400	Franklin Electric Co. Inc.	1,767,150
210,500	IDEX Corp.	31,713,930
43,000	Ingersoll-Rand plc	4,398,900
100,000	Mueller Industries Inc.	2,898,000
218,000	Mueller Water Products Inc., Cl. A	2,509,180
13,000	Sealed Air Corp.	521,950
45,000	Tenaris SA, ADR	1,508,400
1,000	The Manitowoc Co. Inc.†	23,990
80,000	The Timken Co.	3,988,000
59,600	The Weir Group plc	1,369,552
131,000	Watts Water Technologies Inc., Cl. A	10,873,000

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
4,000	Welbilt Inc.†	$83,520

		130,894,460

	Entertainment — 6.2%
29,358	Charter Communications Inc., Cl. A†	9,567,185
41,600	Discovery Inc., Cl. A†	1,331,200
309,800	Discovery Inc., Cl. C†	9,163,884
50,000	Entertainment One Ltd.	269,284
90,000	Genting Singapore Ltd.	69,785
516,000	Grupo Televisa SAB, ADR	9,153,840
21,500	Liberty Media Corp.- Liberty Braves, Cl. A†	586,520
95,758	Liberty Media Corp.- Liberty Braves, Cl. C†	2,609,406
48,641	Lions Gate Entertainment Corp., Cl. B	1,133,335
10,000	Live Nation Entertainment Inc.†	544,700
18,000	Pinnacle Entertainment Inc.†	606,420
10,000	Reading International Inc., Cl. A†	158,000
100,667	The Madison Square Garden Co, Cl. A†	31,742,318
40,000	Tokyo Broadcasting System Holdings Inc.	832,248
515,200	Twenty-First Century Fox Inc., Cl. A	23,869,216
402,000	Twenty-First Century Fox Inc., Cl. B	18,419,640
65,000	Universal Entertainment Corp.†	1,982,265
280,715	Viacom Inc., Cl. A	10,260,133
238,000	Vivendi SA.	6,126,229

		128,425,608

	Health Care — 5.7%
9,500	ACADIA Pharmaceuticals Inc.†	197,220
191,000	Achaogen Inc.†	762,090
5,000	Acorda Therapeutics Inc.†	98,250
7,500	Akorn Inc.†	97,350
3,600	Alexion Pharmaceuticals Inc.†	500,436
19,600	Allergan plc	3,733,408
500	Alnylam Pharmaceuticals Inc.†	43,760
23,200	AmerisourceBergen Corp.	2,139,504
34,000	Amgen Inc.	7,047,860
1,000	AngioDynamics Inc.†	21,740
6,000	Anika Therapeutics Inc.†	253,080
2,500	Arena Pharmaceuticals Inc.†	115,050
5,200	AtriCure Inc.†	182,156
20,771	Axovant Sciences Ltd.†	50,266
5,000	Bausch Health Cos. Inc.†	128,350
13,000	Baxter International Inc.	1,002,170
9,200	Biogen Inc.†	3,250,452
1,500	BioMarin Pharmaceutical Inc.†	145,455
3,695,405	BioScrip Inc.†	11,455,755
250,000	Boston Scientific Corp.†	9,625,000
146,300	Bristol-Myers Squibb Co.	9,082,304
1,500	Cardinal Health Inc.	81,000
3,000	Cardiovascular Systems Inc.†	117,420

Shares		Market Value

6,900	Clovis Oncology Inc.†	$202,653
59,056	ConforMIS Inc.†	62,599
10,400	Cutera Inc.†	338,520
6,000	Dermira Inc.†	65,400
2,000	ElectroCore LLC†	28,000
25,267	Electromed Inc.†	164,235
26,000	Endo International plc†	437,580
4,000	Evolus Inc.†	74,480
20,000	Express Scripts Holding Co.†	1,900,200
10,370	GenMark Diagnostics Inc.†	76,219
2,767	Glaukos Corp.†	179,578
10,000	Globus Medical Inc., Cl. A†	567,600
62,500	Henry Schein Inc.†	5,314,375
9,400	Incyte Corp.†	649,352
46,800	Indivior plc†	112,330
37,000	Johnson & Johnson	5,112,290
7,000	Jounce Therapeutics Inc.†	45,500
55,287	K2M Group Holdings Inc.†	1,513,205
28,323	Lannett Co. Inc.†	134,534
100	LeMaitre Vascular Inc.	3,874
9,500	Mallinckrodt plc†	278,445
5,000	Marinus Pharmaceuticals Inc.†	50,000
6,500	Melinta Therapeutics Inc.†	25,675
105,200	Merck & Co. Inc.	7,462,888
4,000	Meridian Bioscience Inc.	59,600
1,000	Myriad Genetics Inc.†	46,000
17,559	Nabriva Therapeutics plc†	47,409
3,000	Natus Medical Inc.†	106,950
3,500	Nektar Therapeutics†	213,360
41,237	NeoGenomics Inc.†	632,988
12,000	Nevro Corp.†	684,000
84,000	Novartis AG, ADR	7,237,440
7,000	NuVasive Inc.†	496,860
2,000	Orthofix Medical Inc.†	115,620
8,500	Patterson Cos. Inc.	207,825
3,500	Puma Biotechnology Inc.†	160,475
12,037	Ra Pharmaceuticals Inc.†	217,749
900	Regeneron Pharmaceuticals Inc.†	363,636
3,000	Sangamo Therapeutics Inc.†	50,850
1,500	Shire plc, ADR	271,905
500	Sol-Gel Technologies Ltd.†	3,750
8,135	Tandem Diabetes Care Inc.†	348,503
8,300	TESARO Inc.†	323,783
5,000	Teva Pharmaceutical Industries Ltd., ADR	107,700
3,700	United Therapeutics Corp.†	473,156
54,000	UnitedHealth Group Inc.	14,366,160
1,500	Varian Medical Systems Inc.†	167,895
4,000	Waters Corp.†	778,720
250,000	William Demant Holding A/S†	9,396,067
18,000	Zimmer Biomet Holdings Inc.	2,366,460
35,000	Zoetis Inc.	3,204,600

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
21,297	Zosano Pharma Corp.†	$87,105

		117,466,174

	Diversified Industrial — 5.2%
7,500	Acuity Brands Inc.	1,179,000
163,227	Ampco-Pittsburgh Corp.†	963,039
170,100	Crane Co.	16,729,335
409,000	General Electric Co.	4,617,610
127,000	Greif Inc., Cl. A	6,814,820
10,000	Greif Inc., Cl. B	576,500
79,942	Griffon Corp.	1,291,063
303,000	Honeywell International Inc.	50,419,200
97,000	ITT Inc.	5,942,220
11,000	Jardine Strategic Holdings Ltd.	399,300
40,000	Kennametal Inc.	1,742,400
50,000	Myers Industries Inc.	1,162,500
35,000	nVent Electric plc	950,600
85,000	Park-Ohio Holdings Corp.	3,259,750
9,666	Rayonier Advanced Materials Inc.	178,144
30,000	Rexnord Corp.†	924,000
25,000	ServiceMaster Global Holdings Inc.†	1,550,750
11,500	Sulzer AG	1,381,547
7,000	Terex Corp.	279,370
61,400	Textron Inc.	4,388,258
100,000	Toray Industries Inc.	751,188
12,000	Tredegar Corp.	259,800
62,000	Trinity Industries Inc.	2,271,680

		108,032,074

	Consumer Services — 4.8%
20,000	eBay Inc.†	660,400
83,935	GCI Liberty Inc., Cl. A†	4,280,685
150,000	Groupon Inc.†	565,500
39,000	IAC/InterActiveCorp.†	8,452,080
18,642	Liberty Expedia Holdings Inc., Cl. A†	876,920
21,000	Liberty TripAdvisor Holdings Inc., Cl. A†	311,850
3,300	Marriott Vacations Worldwide Corp.	368,775
5,000	Matthews International Corp., Cl. A	250,750
253,265	Qurate Retail Inc.†	5,625,016
1,284,600	Rollins Inc.	77,962,374

		99,354,350

	Energy and Utilities — 4.2%
11,000	ABB Ltd., ADR	259,930
39,000	Anadarko Petroleum Corp.	2,628,990
59,000	Apache Corp.	2,812,530
80,000	Baker Hughes, a GE Company	2,706,400
80,000	BP plc, ADR	3,688,000
16,000	CMS Energy Corp.	784,000
177,000	ConocoPhillips	13,699,800
204,000	El Paso Electric Co.	11,668,800

Shares		Market Value

98,400	Enbridge Inc.	$3,177,336
110,000	Evergy Inc.	6,041,200
24,000	Eversource Energy	1,474,560
51,600	Exxon Mobil Corp.	4,387,032
20,000	Forum Energy Technologies Inc.†	207,000
140,000	GenOn Energy Inc., Escrow†(b)	0
206,700	Halliburton Co.	8,377,551
25,200	KLX Energy Services Holdings Inc.†	806,652
4,000	Marathon Oil Corp.	93,120
22,000	Marathon Petroleum Corp.	1,759,340
20,000	Murphy USA Inc.†	1,709,200
43,000	National Fuel Gas Co.	2,410,580
13,000	NextEra Energy Inc.	2,178,800
7,000	NextEra Energy Partners LP	339,500
1,000	Niko Resources Ltd., OTC†	47
3,000	Niko Resources Ltd., Toronto†	174
32,400	Oceaneering International Inc.†	894,240
101,000	Patterson-UTI Energy Inc.	1,728,110
14,000	PG&E Corp.	644,140
32,100	Phillips 66	3,618,312
115,000	Rowan Companies plc, Cl. A†	2,165,450
98,485	RPC Inc.	1,524,548
15,000	Southwest Gas Holdings Inc.	1,185,450
111,500	The AES Corp.	1,561,000
497,300	Weatherford International plc†	1,347,683

		85,879,475

	Consumer Products — 4.1%
160,000	Avon Products Inc.†	352,000
14,100	Christian Dior SE	6,040,822
27,000	Church & Dwight Co. Inc.	1,602,990
45,600	Coty Inc., Cl. A	572,736
183,000	Edgewell Personal Care Co.†	8,460,090
139,000	Energizer Holdings Inc.	8,152,350
27,600	Essity AB, Cl. B	693,773
2,100	Givaudan SA	5,163,338
90,000	Hanesbrands Inc.	1,658,700
23,800	Harley-Davidson Inc.	1,078,140
1,270	Hermes International	841,368
33,000	Mattel Inc.†	518,100
11,000	National Presto Industries Inc.	1,426,150
4,000	Nilfisk Holding A/S†	203,958
10,000	Oil-Dri Corp. of America	385,600
46,800	Reckitt Benckiser Group plc	4,279,722
27,600	Svenska Cellulosa AB, Cl. B	312,726
814,900	Swedish Match AB	41,719,682
4,000	Weight Watchers International Inc.†	287,960

		83,750,205

	Business Services — 3.8%
14,334	Allegion plc	1,298,230
180,035	Clear Channel Outdoor Holdings Inc., Cl. A	1,071,208
367,290	Diebold Nixdorf Inc.	1,652,805

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Business Services (Continued)
33,000	Donnelley Financial Solutions, Inc.†	$591,360
3,000	Edenred	114,352
25,000	Emerald Expositions Events Inc.	412,000
61,761	First Data Corp., Cl. A†	1,511,292
160,000	G4S plc	504,679
16,000	Jardine Matheson Holdings Ltd.	1,004,000
93,000	Macquarie Infrastructure Corp.	4,290,090
255,000	Mastercard Inc., Cl. A	56,765,550
2,000	Stericycle Inc.†	117,360
280,000	The Interpublic Group of Companies Inc.	6,403,600
10,000	Vectrus Inc.†	311,900
12,800	Visa Inc., Cl. A	1,921,152

		77,969,578

	Automotive: Parts and Accessories — 3.7%
16,662	Adient plc	654,983
9,500	Aptiv plc	797,050
107,600	BorgWarner Inc.	4,603,128
231,900	Dana Inc.	4,329,573
35,758	Delphi Technologies plc	1,121,371
249,200	Genuine Parts Co	24,770,480
160,000	Modine Manufacturing Co.†	2,384,000
79,000	O’Reilly Automotive Inc.†	27,438,280
111,000	Standard Motor Products Inc.	5,463,420
73,000	Superior Industries International Inc.	1,244,650
42,013	Tenneco Inc., Cl. A	1,770,428
12,000	Visteon Corp.†.	1,114,800

		75,692,163

	Cable and Satellite — 3.5%
245,600	AMC Networks Inc., Cl. A†	16,293,104
200	Cable One Inc.	176,722
165,000	Comcast Corp., Cl. A	5,842,650
159,900	DISH Network Corp., Cl. A†	5,718,024
31,933	EchoStar Corp., Cl. A†	1,480,733
145,605	Liberty Global plc, Cl. A†	4,212,353
387,893	Liberty Global plc, Cl. C†	10,923,067
21,712	Liberty Latin America Ltd., Cl. A†	452,478
42,918	Liberty Latin America Ltd., Cl. C†	885,398
1,419	Modern Times Group MTG AB, Cl. B	52,051
3,000	Naspers Ltd., Cl. N	647,391
427,890	Rogers Communications Inc., New York, Cl. B	21,997,825
19,310	Rogers Communications Inc., Toronto, Cl. B	993,120
120,000	Shaw Communications Inc., New York, Cl. B	2,338,800
40,000	Shaw Communications Inc., Toronto, Cl. B	779,468

		72,793,184

	Telecommunications — 2.9%
257,152	AT&T Inc.	8,635,164
55,400	BCE Inc.	2,244,808
914,200	BT Group plc, Cl. A	2,684,618

Shares		Market Value

7,040,836	Cable & Wireless Jamaica Ltd.†	$77,189
35,250	CenturyLink Inc.	747,300
93,000	Cincinnati Bell Inc.†	1,483,350
100,000	Deutsche Telekom AG, ADR	1,602,500
368,000	Gogo Inc.†	1,909,920
32,001	Harris Corp.	5,414,889
36,000	Hellenic Telecommunications Organization SA	441,802
15,000	Hellenic Telecommunications Organization SA, ADR	91,350
19,000	Intelsat SA†	570,000
264,732	Koninklijke KPN NV	698,337
43,000	Loral Space & Communications Inc.†	1,952,200
16,000	Oi SA, ADR	7,336
40,053	Sprint Corp.†	261,947
21,000	Telecom Argentina SA, ADR	365,820
535,000	Telecom Italia SpA†	324,867
70,000	Telefonica Brasil SA, ADR	681,100
560,739	Telefonica SA, ADR	4,407,409
563,700	Telephone & Data Systems Inc.	17,153,391
105,000	Telesites SAB de CV†	82,030
25,000	TELUS Corp.	921,496
119,000	Verizon Communications Inc.	6,353,410
48,027	Vodafone Group plc, ADR	1,042,186
20,000	Zayo Group Holdings Inc.†	694,400

		60,848,819

	Machinery — 2.6%
12,800	Caterpillar Inc.	1,951,872
225,010	CNH Industrial NV	2,702,370
185,000	Deere & Co.(a)	27,811,050
2,250	Roper Technologies Inc.	666,473
252,000	Xylem Inc.	20,127,240

		53,259,005

	Retail — 2.5%
90,300	AutoNation Inc.†.	3,751,965
25,000	Bed Bath & Beyond Inc.	375,000
5,000	Casey’s General Stores Inc.	645,550
41,000	Costco Wholesale Corp.	9,630,080
104,000	CVS Health Corp.	8,186,880
30,000	GNC Holdings Inc., Cl. A†	124,200
220,000	Hertz Global Holdings Inc.†	3,592,600
100,000	J.C. Penney Co. Inc.†	166,000
29,000	Lowe’s Companies Inc.	3,329,780
302,000	Macy’s Inc.	10,488,460
29,900	Penske Automotive Group Inc.	1,416,961
17,400	PetIQ Inc.†	683,994
5,300	PetMed Express Inc.	174,953
50,000	Rite Aid Corp.†	64,000
33,300	Sally Beauty Holdings Inc.†	612,387
16,000	The Cheesecake Factory Inc.	856,640
2,500	Tiffany & Co.	322,425
9,000	United Natural Foods Inc.†	269,550

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Retail (Continued)
10,000	Vitamin Shoppe, Inc.†	$100,000
62,000	Walgreens Boots Alliance Inc.	4,519,800
32,000	Walmart Inc.	3,005,120

		52,316,345

	Broadcasting — 2.5%
240,300	CBS Corp., Cl. A, Voting	13,949,415
10,000	CBS Corp., Cl. B, Non-Voting	574,500
2,000	Cogeco Inc.	90,210
17,334	Corus Entertainment Inc., OTC, Cl. B	56,679
6,666	Corus Entertainment Inc., Toronto, Cl. B	21,624
430,000	Entercom Communications Corp., Cl. A	3,397,000
16,000	Gray Television Inc.†	280,000
19,250	Liberty Broadband Corp., Cl. A†	1,623,353
63,192	Liberty Broadband Corp., Cl. C†	5,327,086
79,250	Liberty Media Corp.- Liberty Formula One, Cl. A†	2,819,715
52,250	Liberty Media Corp.- Liberty Formula One, Cl. C†	1,943,177
75,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	3,258,000
148,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	6,430,600
289,600	MSG Networks Inc., Cl. A†	7,471,680
15,000	Nexstar Media Group Inc., Cl. A	1,221,000
173,600	Pandora Media Inc.†	1,650,936
85,200	Television Broadcasts Ltd.	242,158
34,000	Tribune Media Co., Cl. A.	1,306,620

		51,663,753

	Aerospace and Defense — 2.5%
275,000	Aerojet Rocketdyne Holdings Inc.†	9,347,250
1,246,553	BBA Aviation plc	4,884,047
35,800	Kaman Corp.	2,390,724
17,500	Northrop Grumman Corp.	5,553,975
4,651	Rockwell Collins Inc.	653,326
1,209,000	Rolls-Royce Holdings plc	15,559,639
35,000	The Boeing Co.	13,016,500

		51,405,461

	Electronics — 2.2%
20,000	Bel Fuse Inc., Cl. A	422,600
4,000	Hitachi Ltd., ADR	271,160
50,000	Intel Corp.	2,364,500
328,342	Johnson Controls International plc	11,491,970
34,170	Koninklijke Philips NV.	1,555,077
2,400	Mettler-Toledo International Inc.†	1,461,552
40,000	TE Connectivity Ltd.	3,517,200
236,000	Texas Instruments Inc.	25,320,440

		46,404,499

Shares		Market Value

	Specialty Chemicals — 2.2%
11,000	AdvanSix Inc.†	$373,450
12,000	Air Products & Chemicals Inc.	2,004,600
11,000	Ashland Global Holdings Inc.	922,460
20,000	Axalta Coating Systems Ltd.†	583,200
82,000	DowDuPont Inc.	5,273,420
390,000	Ferro Corp.†	9,055,800
10,000	FMC Corp.	871,800
31,000	H.B. Fuller Co.	1,601,770
65,000	International Flavors & Fragrances Inc.	9,042,800
250,000	OMNOVA Solutions Inc.†	2,462,500
165,800	Sensient Technologies Corp.	12,685,358
18,000	SGL Carbon SE†	196,972
2,000	The Chemours Co.	78,880
20,000	Valvoline Inc.	430,200

		45,583,210

	Hotels and Gaming — 1.8%
16,000	Accor SA	821,465
49,000	Belmond Ltd., Cl. A†	894,250
41,557	GVC Holdings plc	497,512
8,000	Hyatt Hotels Corp., Cl. A	636,720
34,000	Las Vegas Sands Corp.	2,017,220
4,458,500	Mandarin Oriental International Ltd.	9,139,925
15,000	Marriott International, Inc., Cl. A	1,980,450
70,000	MGM China Holdings Ltd.	110,879
145,000	MGM Resorts International	4,046,950
168,800	Ryman Hospitality Properties Inc., REIT	14,545,496
200,000	The Hongkong & Shanghai Hotels Ltd.	280,008
4,000	Wyndham Destinations Inc.	173,440
4,000	Wyndham Hotels & Resorts Inc.	222,280
6,000	Wynn Resorts Ltd.	762,360

		36,128,955

	Aviation: Parts and Services — 1.6%
41,666	Arconic Inc.	917,069
224,800	Curtiss-Wright Corp.	30,892,016
15,500	KLX Inc.†	973,090

		32,782,175

	Environmental Services — 1.6%
35,000	Pentair plc	1,517,250
237,100	Republic Services Inc.	17,227,686
153,600	Waste Management Inc.	13,879,296

		32,624,232

	Wireless Communications — 0.9%
15,000	Altice USA Inc., Cl. A	272,100
105,000	America Movil SAB de CV, Cl. L, ADR	1,686,300
99,000	Millicom International Cellular SA, SDR	5,686,646
150,000	NTT DoCoMo Inc.	4,033,181
46,075	Tim Participacoes SA, ADR	667,627
25,000	T-Mobile US Inc.†	1,754,500

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Wireless Communications (Continued)
104,600	United States Cellular Corp.†	$4,683,988

		18,784,342

	Computer Software and Services — 0.9%
3,750	Alphabet Inc., Cl. C†	4,475,513
15,000	Blucora Inc.†	603,750
6,000	Check Point Software Technologies Ltd.†	706,020
19,000	Dell Technologies Inc., Cl. V†	1,845,280
250,000	Hewlett Packard Enterprise Co.	4,077,500
75,875	Internap Corp.†	958,301
23,000	InterXion Holding NV†	1,547,900
2,000	Liq Participacoes SA†	441
20,900	Rockwell Automation Inc.	3,919,168

		18,133,873

	Building and Construction — 0.7%
31,000	Armstrong Flooring Inc.†	561,100
18,000	Assa Abloy AB, Cl. B	361,827
80,000	Fortune Brands Home & Security Inc.	4,188,800
12,150	Granite Construction Inc.	555,255
89,159	Herc Holdings Inc.†	4,564,941
37,500	Lennar Corp., Cl. A	1,750,875
12,000	Sika AG	1,747,300

		13,730,098

	Automotive — 0.7%
80,000	General Motors Co.	2,693,600
158,000	Navistar International Corp.†	6,083,000
70,000	PACCAR Inc.	4,773,300

		13,549,900

	Communications Equipment — 0.6%
9,000	Apple Inc.	2,031,660
290,000	Corning Inc.	10,237,000

		12,268,660

	Metals and Mining — 0.6%
37,400	Agnico Eagle Mines Ltd.	1,279,080
54,000	Barrick Gold Corp.	598,320
30,000	Cleveland-Cliffs Inc.†	379,800
80,000	Freeport-McMoRan Inc.	1,113,600
4,300	Materion Corp.	260,150
50,000	New Hope Corp. Ltd.	142,763
143,600	Newmont Mining Corp.	4,336,720
198,948	TimkenSteel Corp.†	2,958,357
140,000	Turquoise Hill Resources Ltd.†	296,800
15,000	Vale SA, ADR	222,600

		11,588,190

	Transportation — 0.6%
15,000	Daseke Inc.†	120,300

Shares		Market Value

131,200	GATX Corp.	$11,360,608

		11,480,908

	Agriculture — 0.5%
200,000	Archer-Daniels-Midland Co.	10,054,000
10,000	The Mosaic Co.	324,800

		10,378,800

	Real Estate — 0.5%
25,000	Forest City Realty Trust Inc., Cl. A, REIT	627,250
15,000	Gaming and Leisure Properties Inc., REIT	528,750
56,000	Griffin Industrial Realty Inc.	2,184,000
29,000	Rayonier Inc., REIT	980,490
320,000	The St. Joe Co.†	5,376,000
20,000	Weyerhaeuser Co., REIT	645,400

		10,341,890

	Publishing — 0.4%
1,100	Graham Holdings Co., Cl. B	637,230
82,700	Meredith Corp.	4,221,835
125,000	News Corp., Cl. A	1,648,750
100,600	News Corp., Cl. B	1,368,160
70,000	The E.W. Scripps Co., Cl. A	1,155,000

		9,030,975

	Manufactured Housing and Recreational Vehicles — 0.1%
5,000	Martin Marietta Materials Inc.	909,750
30,000	Nobility Homes Inc.	708,750
42,000	Skyline Champion Corp.	1,199,940

		2,818,440

	TOTAL COMMON STOCKS	1,987,687,977

	CLOSED-END FUNDS — 0.7%
122,000	Altaba Inc.†	8,310,640
4,285	Royce Global Value Trust Inc.	45,035
45,000	Royce Value Trust Inc.	735,750
92,106	The Central Europe, Russia, and Turkey Fund Inc.	2,215,610
154,038	The New Germany Fund Inc.	2,803,492

	TOTAL CLOSED-END FUNDS	14,110,527

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Telecommunications — 0.0%
21,000	Cincinnati Bell Inc., 6.750%, Ser. B	1,029,210

	RIGHTS — 0.0%
	Entertainment — 0.0%
139,123	Media General Inc., CVR†(b)	0

	Hotels and Gaming — 0.0%
579,400	Ladbrokes plc, CVR†.	9,818

	TOTAL RIGHTS	9,818

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 2.9%
$59,160,000	U.S. Treasury Bills, 1.937% to 2.317%††, 10/18/18 to 03/21/19	$58,868,527

	TOTAL INVESTMENTS — 100.0% (Cost $1,176,100,618)	$2,061,706,059

(a)	Securities, or a portion thereof, with a value of $42,344,200 were pledged as collateral for futures contracts.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value

North America	83.9%	$1,730,031,089
Europe	12.3	253,266,323
Japan	2.0	40,900,772
Latin America	1.2	25,582,544
Asia/Pacific	0.6	11,277,940
South Africa	0.0*	647,391

Total Investments	100.0%	$2,061,706,059

*	Amount represents less than 0.05%.

As of September 30, 2018, futures contracts outstanding were as follows:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
S&P 500 E-Mini Futures	Short	35	12/21/18	$5,108,250	$14,875	$14,875

TOTAL FUTURES						$14,875

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities	$ 85,879,475	—	$ 0	$ 85,879,475
Manufactured Housing and Recreational Vehicles	2,109,690	$ 708,750	—	2,818,440
Telecommunications	60,771,630	77,189	—	60,848,819
Other Industries (a)	1,838,141,243	—	—	1,838,141,243
Total Common Stocks	1,986,902,038	785,939	0	1,987,687,977
Closed-End Funds	14,110,527	—	—	14,110,527
Convertible Preferred Stocks (a)	1,029,210	—	—	1,029,210
Rights (a)	—	9,818	0	9,818
U.S. Government Obligations	—	58,868,527	—	58,868,527
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,002,041,775	$59,664,284	$ 0	$2,061,706,059
OTHER FINANCIAL INSTRUMENTS:*
LIABILITIES (Net Unrealized Depreciation):
EQUITY CONTRACTS
Index Futures Contracts - Short Position	$ (14,875)	—	—	$ (14,875)

(a)	Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models,

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2018, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open positions in futures contracts at September 30, 2018 are presented in the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At September 30, 2018, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was approximately less than 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2018, the Fund did not hold restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Daniel M. Miller has been the portfolio manager of The Gabelli Focus Five Fund since inception of the investment strategy on January 1, 2012. He is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the Firm in 2002 and graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.

Jennie Tsai joined Gabelli in 2001 as a research analyst responsible for the healthcare and medical products industries. At Gabelli, Ms. Tsai is focused on medical sectors, including dental, orthopedics, diagnostics, dermatology, and ophthalmology. She received a BS in Commerce at the University of Virginia and an MBA from Columbia Business School.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGABX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

 GABELLI.COM

DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Ferrantino

Chief Executive Officer,

InterEx, Inc.

Arthur V. Ferrara

Former Chairman &

Chief Executive Officer,

Guardian Life Insurance

Company of America

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Molly A.F. Marion

Vice President & Ombudsman

Carter W. Austin

Vice President

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GAB Q3/2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Equity Trust Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/16/2018

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	11/16/2018

* Print the name and title of each signing officer under his or her signature.